Convertible Preferred Stock	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Convertible Preferred Stock
6.	Convertible Preferred Stock

The Company issued 9,373,633 shares of Series E convertible preferred stock in April 2018, July 2018, and October 2018 at an issuance price of $14.2154 per share. The 24,621 shares issued in October 2018 were to a board member, a related party.

The following tables summarizes the authorized, issued, and outstanding convertible preferred stock of the Company:

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Issuance Price per Share	Net Proceeds	Aggregate Liquidation Preference
	(In thousands, except share and per share data)
Convertible Preferred Stock:
Series A-1	1,000,000	1,000,000	$0.40	$354	$400
Series A-2	10,549,450	10,549,450	0.91	9,554	9,600
Series B	5,000,000	5,000,000	1.20	5,968	6,000
Series C	12,088,016	12,088,016	2.67	32,158	32,275
Series D	7,363,737	7,363,737	4.01	29,451	29,529
Series E	9,848,474	9,373,633	14.22	133,035	133,250

Total convertible preferred stock	45,849,677	45,374,836		$210,520	$211,054

	December 31, 2017
	Shares Authorized	Shares Issued and Outstanding	Issuance Price per Share	Net Proceeds	Aggregate Liquidation Preference
	(In thousands, except share and per share data)
Convertible Preferred Stock:
Series A-1	1,000,000	1,000,000	$0.40	$354	$400
Series A-2	10,549,450	10,549,450	0.91	9,554	9,600
Series B	5,000,000	5,000,000	1.20	5,968	6,000
Series C	12,088,016	12,088,016	2.67	32,158	32,275
Series D	7,363,737	7,363,737	4.01	29,451	29,529

Total convertible preferred stock	36,001,203	36,001,203		$77,485	$77,804

The Company recorded its convertible preferred stock at the issuance price on the dates of issuance, net of issuance costs. As of December 31, 2018 and 2017, the Company classifies the convertible preferred stock as temporary equity because the shares are contingently redeemable outside the control of the Company. Upon the effectiveness of the IPO, all shares of convertible preferred stock automatically converted on a 1-to-1 basis into shares of common stock.